UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                      WASHINGTON D.C. 20549
                            FORM 13F
                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010
Check here if Amendment [ ]; Amendment Number: ___________
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
     Name:            Mason Capital Partners
     Address:         50 Congress St. Suite 843
                      Boston, MA 02109
     13F File Number: 028-13148

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:               Albert D. Mason
Title:              Chief Compliance Officer
Phone:              617-228-5190
Signature,          Place,         and Date of Signing:
/s/ Albert Mason    Boston, MA     February 25, 2010
Report Type (Check only one):

                              [ X] 13F HOLDINGS REPORT.
                              [  ] 13F NOTICE.
                              [  ] 13F COMBINATION REPORT.
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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 142
Form 13F Information Table Value Total: $422,849 (thousand)

List of Other Included Managers:

NONE

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
FORM 13F INFORMATION TABLE

									VALUE	SHARES/	SH/	INVSTMT
NAME OF ISSUER				TITLE OF CLASS	CUSIP		(x$1000)PRN AMT	PRN	DSCRETN
Bank of Ireland ADR			ADR		46267Q103	1	270	SH	Sole
ChinaEdu Corp. ADR			ADR		16945L107	652	84100	SH	Sole
Energias de Portugal, SA ADR		ADR		268353109	4	110	SH	Sole
France Telecom SA ADR			ADR		35177Q105	2937	139340	SH	Sole
GlaxoSmithKline PLC ADR			ADR		37733W105	2240	57120	SH	Sole
Grupo Aeroportuario Del Pacifico SA ADR	ADR		400506101	1884	46400	SH	Sole
Heineken NV ADR				ADR		423012202	4873	198260	SH	Sole
Huaneng Power ADR			ADR		443304100	3012	140895	SH	Sole
Infosys Technologies Ltd. ADR		ADR		456788108	5755	75640	SH	Sole
Logitech International SA ADR		ADR		H50430232	4165	224540	SH	Sole
Mechel Open Joint Stock Co. ADR		ADR		583840103	3803	130100	SH	Sole
National Grid PLC ADS			ADR		636274300	3800	85615	SH	Sole
Novartis AG ADR				ADR		66987V109	5284	89630	SH	Sole
PetroChina Ltd. ADS			ADR		71646E100	3849	29275	SH	Sole
Rostelecom Long Distance ADR		ADR		778529107	581	19150	SH	Sole
Sanofi-Aventis ADR			ADR		80105N105	1482	45975	SH	Sole
Sasol Ltd. ADR				ADR		803866300	2036	39125	SH	Sole
Total SA ADR				ADR		89151E109	6080	113680	SH	Sole
AMP NZ Office Trust			COM		609327903	902	1480600	SH	Sole
Air Products & Chemicals Inc.		COM		009158106	4782	52575	SH	Sole
Anadarko Petroleum Corp.		COM		032511107	5616	73740	SH	Sole
Aptargroup, Inc				COM		038336103	5635	118460	SH	Sole
Automatic Data Processing Inc.		COM		053015103	5129	110820	SH	Sole
B & G Foods Inc.			COM		05508R106	1971	143525	SH	Sole
Bemis Co. Inc.				COM		081437105	4381	134150	SH	Sole
Betfair Group				COM		B44JTH908	11	750	SH	Sole
Brady Corp.				COM		104674106	4877	149565	SH	Sole
Brandywine Realty Trust			COM		105368203	1	120	SH	Sole
C.R. Bard Inc.				COM		067383109	2440	26590	SH	Sole
CPL Resources PLC			COM		G4817M109	244	72010	SH	Sole
Cherokee Inc.				COM		16444H102	22	1185	SH	Sole
Church & Dwight Co., Inc.		COM		171340102	1967	28500	SH	Sole
Clorox Co.				COM		189054109	4713	74485	SH	Sole
Colgate-Palmolive Co.			COM		194162103	5935	73850	SH	Sole
Cominar REIT				COM		199910100	5253	250580	SH	Sole
Commercial Vehicle Group Inc.		COM		202608105	7	450	SH	Sole
Corn Products International Inc.	COM		219023108	5261	114375	SH	Sole
DPL, Inc.				COM		233293109	3804	147945	SH	Sole
Deswell Industries Inc.			COM		250639101	21	6525	SH	Sole
Ecolab, Inc.				COM		278865100	4782	94835	SH	Sole
Emerson Electric Co.			COM		291011104	4469	78170	SH	Sole
Enerplus Resources Fund Trust		COM		292766102	2879	93340	SH	Sole
Exxon Mobil Corp.			COM		30231G102	2923	39980	SH	Sole
Fabrinet 				COM		G3323L100	1264	58800	SH	Sole
Fiserv Inc.				COM		337738108	5404	92285	SH	Sole
General Electric Co.			COM		369604103	496	27105	SH	Sole
General Mills Inc.			COM		370334104	4919	138220	SH	Sole
Genworth MI Canada Inc.			COM		37252B953	286	10300	SH	Sole
Getty Realty Corp.			COM		374297109	5204	166360	SH	Sole
Gladstone Commercial Corp.		COM		376536108	2896	153780	SH	Sole
Graco, Inc.				COM		384109104	5588	141660	SH	Sole
Grainger, WW Inc.			COM		384802104	5616	40660	SH	Sole
Grontmij NV-CVA				COM		N37558199	1399	60268	SH	Sole
H.J. Heinz Co.				COM		423074103	2191	44300	SH	Sole
Heineken NV				COM		N39427211	524	10640	SH	Sole
Hormel Foods Corp.			COM		440452100	4787	93380	SH	Sole
Irish Life & Permanent Group (IRE)	COM		B59NF0903	5	3675	SH	Sole
Irish Life & Permanent Group (UK)	COM		B59NXW903	1	700	SH	Sole
Jacob Engineering Group			COM		469814107	4645	101315	SH	Sole
Johnson & Johnson			COM		478160104	4078	65940	SH	Sole
Lakeview Hotel REIT A			COM		512223306	63	197100	SH	Sole
Lakeview Hotel REIT B			COM		512223108	38	118000	SH	Sole
Lanesborough REIT			COM		515555100	55	126725	SH	Sole
Liberty Property Trust			COM		531172104	2156	67550	SH	Sole
Mack-Cali Realty Corp.			COM		554489104	2199	66530	SH	Sole
Marathon Oil Corp.			COM		565849106	5130	138546	SH	Sole
Marshall & Ilsley Corp.			COM		571837103	2	300	SH	Sole
McCormick & Co. Inc.			COM		579780206	4998	107405	SH	Sole
McDonald's Corp.			COM		580135101	6058	78915	SH	Sole
Mettler-Toledo International, Inc.	COM		592688105	6807	45020	SH	Sole
Monmouth Real Estate Investment Corp.	COM		609720107	4600	541132	SH	Sole
Narrowstep Inc.				COM		631082203	0	1000	SH	Sole
Norfolk & Southern Corp.		COM		655844108	6975	111030	SH	Sole
Omnicom Group				COM		681919106	4417	96445	SH	Sole
Parker Hannafin				COM		701094104	4	50	SH	Sole
Paychex, Inc.				COM		704326107	4329	140065	SH	Sole
Peabody Energy Corp.			COM		704549104	6139	95945	SH	Sole
Pembina Pipeline Corp.			COM		706327954	30	1375	SH	Sole
Pengrowth Energy Trust			COM		70706P104	1111	86375	SH	Sole
Penn West Energy Trust			COM		707887105	2618	109453	SH	Sole
Praxair, Inc.				COM		74005P104	5180	54260	SH	Sole
Primaris Retail REIT			COM		74157U950	5318	270410	SH	Sole
Prosperity Bancshares Inc.		COM		743606105	5346	136110	SH	Sole
Ramco Gershenson Properties Trust	COM		751452202	10	770	SH	Sole
Realty Income Corp.			COM		756109104	2818	82395	SH	Sole
SNC-Lavalin Group Inc.			COM		78460T105	5781	96100	SH	Sole
Schneider Electric SA			COM		483410007	5339	35530	SH	Sole
Sherwin-Williams Co.			COM		824348106	5070	60540	SH	Sole
Sonic Automotive Inc			COM		83545G102	4	280	SH	Sole
St. Gobain				COM		738048909	1916	37100	SH	Sole
State Street Corp.			COM		857477103	4895	105640	SH	Sole
Toronto Dominion Bank			COM		891160509	5256	70730	SH	Sole
Tullow Oil PLC				COM		015008907	5809	294210	SH	Sole
UMH Properties Inc.			COM		903002103	9	840	SH	Sole
Urstadt Biddle Properties A		COM		917286205	2166	111380	SH	Sole
Urstadt Biddle Properties B		COM		917286106	444	26720	SH	Sole
Vermilion Energy Trust			COM		923725956	2839	61025	SH	Sole
Weight Watchers International, Inc.	COM		948626106	2545	67890	SH	Sole
Alexandria Real Estate 8.375% Pfd C	PFD		015271406	1303	50900	SH	Sole
Brandywine Realty Trust 7.5% Pfd C	PFD		105368401	3559	141965	SH	Sole
CBL & Associates Inc. 7.75% Pfd C	PFD		124830506	2640	108385	SH	Sole
Cedar Shopping Centers 8.875% Pfd A	PFD		150602308	2603	103380	SH	Sole
Corporate Office Prop. Trust 7.5% Pfd H	PFD		22002T603	2001	79730	SH	Sole
DuPont Fabros Technology 7.875% Pfd A	PFD		26613Q205	1295	51700	SH	Sole
First Industrial Realty Trust 7.25% Pf 	PFD		32054K798	1630	79925	SH	Sole
GMX Resources Inc. 9.25% Pfd B		PFD		38011M405	1384	58650	SH	Sole
Gladstone Commercial Corp. 7.5% Pfd B	PFD		376536306	1627	66399	SH	Sole
Gladstone Commercial Corp. 7.75% Pfd A	PFD		376536207	1118	45607	SH	Sole
Highwood Properties 8% Pfd B		PFD		431284306	1961	77805	SH	Sole
Kilroy Realty Corp. 7.8% Pfd E		PFD		49427F405	2558	100530	SH	Sole
Kimco Realty Corp. 7.75% Pfd G		PFD		49446R844	1460	55295	SH	Sole
Kite Realty Group Trust 8.25% Pfd A	PFD		49803T201	2763	110975	SH	Sole
LBA Realty Fund II WBP Inc. 7.625% Pfd 	PFD		501777304	8401	442370	SH	Sole
Lexington Realty Trust 8.05% Pfd B	PFD		529043200	1333	52775	SH	Sole
Monmouth REIT 7.625% Pfd A		PFD		609720206	25	1000	SH	Sole
NPB Cap Trust II 7.85% Pfd		PFD		62935R209	356	14185	SH	Sole
Old Second Cap Trust I 7.8% Pfd		PFD		680280104	311	79760	SH	Sole
PS Business Parks Inc. 7.375% Pfd O	PFD		69360J750	2273	90125	SH	Sole
Parkway Properties Inc. 8% Pfd D	PFD		70159Q401	392	15325	SH	Sole
Realty Income Corp. 6.75% Pfd E		PFD		756109708	1638	66820	SH	Sole
Saul Centers 8% Pfd A			PFD		804395200	2690	106349	SH	Sole
Sterling Bank Cap Trust III 8.3% Pfd	PFD		85915Q206	33	1300	SH	Sole
Urstadt Biddle Properties Inc. 7.5% Pf 	PFD		917286502	2189	87580	SH	Sole
Vornado Realty Trust 6.625% Pfd G	PFD		929042802	485	20900	SH	Sole
Vornado Realty Trust 6.625% Pfd I	PFD		929042877	761	32195	SH	Sole
Vornado Realty Trust 6.75% Pfd H	PFD		929042885	319	13460	SH	Sole
Weingarten Realty Investors 6.50% Pfd F	PFD		948741889	2018	86616	SH	Sole
Weingarten Realty Investors 6.95% Pfd E	PFD		948741608	332	13600	SH	Sole
Zion Bancorporation 11% Pfd E		PFD		989701875	853	31250	SH	Sole
Zion Cap Trust 8% Pfd B			PFD		989703202	962	38175	SH	Sole
Amerigas Partners LP			UNIT LTD PARTN	030975106	4921	100825	SH	Sole
Buckeye Partners LP			UNIT LTD PARTN	118230101	7474	111840	SH	Sole
Enterprise Products Partners LP		UNIT LTD PARTN	293792107	7686	184705	SH	Sole
Ferrellgas Partners LP			UNIT LTD PARTN	315293100	4962	193755	SH	Sole
Global Partners LP			UNIT LTD PARTN	37946R109	1854	67680	SH	Sole
Kinder Morgan Energy Partners LP	UNIT LTD PARTN	494550106	7674	109229	SH	Sole
Oneok Partners LP			UNIT LTD PARTN	68268N103	7833	98530	SH	Sole
Penn Virginia Resources LP		UNIT LTD PARTN	707884102	3736	131935	SH	Sole
Plains All American Pipeline LP		UNIT LTD PARTN	726503105	7003	111535	SH	Sole
Sunoco Logistics Partners LP		UNIT LTD PARTN	86764L108	7772	92975	SH	Sole
TC Pipelines LP				UNIT LTD PARTN	87233Q108	8168	157077	SH	Sole
Teekay LNG Partners LP			UNIT LTD PARTN	Y8564M105	2253	59295	SH	Sole
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